Segmented information (Details) - USD ($)		3 Months Ended						9 Months Ended
	Jan. 01, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Segmented information
Revenue		$ 1,440,149			$ 110,139			$ 4,025,507	$ 592,524
Gross profit / (loss)		(955,068)			(514)			(4,742,449)	12,561
Operating expenses		20,988,235			17,165,392			55,573,965	41,434,577
Current income tax expense								847	850
Net profit / (loss)		(21,544,803)	$ (20,296,746)	$ (17,831,537)	(12,847,398)	$ (11,447,385)	$ (180,664)	(59,673,086)	(24,475,447)
FX translation	$ (14,539,226)	30,244			(11,804)			(25,374)	97,239
Comprehensive profit / (loss)		(21,509,788)			(12,829,710)			(59,631,726)	(24,472,092)
Inventory		8,837,366						8,837,366		$ 3,580,450
Plant and equipment		19,654,388						19,654,388		8,386,478
Right-of-use assets		8,951,938						8,951,938		1,737,409
Electric Vehicles
Segmented information
Revenue		1,274,523						3,452,005
Gross profit / (loss)		(1,002,132)						(4,758,006)
Operating expenses		(20,980,416)			(17,081,621)			(55,454,276)	(41,232,424)
Other items		399,455			4,183,967			622,896	16,662,028
Current income tax recovery								(847)	(850)
Net profit / (loss)		(21,583,093)			(12,897,654)			(59,590,233)	(24,571,246)
FX translation		(5,186)			882			(9,334)	3,210
Comprehensive profit / (loss)		(21,588,279)			(12,896,772)			(59,599,567)	(24,568,036)
Inventory		8,663,070						8,663,070		3,243,267
Plant and equipment		19,651,855						19,651,855		8,379,810
Right-of-use assets		8,951,938						8,951,938		1,511,875
Custom Built Vehicles
Segmented information
Revenue		165,626			110,139			573,502	592,524
Gross profit / (loss)		47,064			(514)			15,557	12,561
Operating expenses		(7,819)			(83,771)			(119,689)	(202,153)
Other items		(955)			134,541			21,279	285,391
Net profit / (loss)		38,290			50,256			(82,853)	95,799
FX translation		40,201			16,806			50,694	145
Comprehensive profit / (loss)		78,491			$ 67,062			(32,159)	$ 95,944
Inventory		174,296						174,296		337,183
Plant and equipment		$ 2,533						$ 2,533		6,668
Right-of-use assets										$ 225,534